TAXATION (Current and Deferred Income Taxes) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
TAXATION [Abstract]
PRC		(17,468,843)	7,561,393	(76,792,019)
Other countries		(153,468)	838,169	(71,536)
Total current income tax expense/benefit		(17,622,311)	8,399,562	(76,863,555)
Deferred PRC tax (expense)/benefit	(150,332)	(910,065)	518,086	(4,209,187)
Income tax benefit/(expense)	$ (3,061,330)	(18,532,376)	8,917,648	(81,072,742)